RELATED PARTY TRANSACTIONS (Schedule of Amounts Due from Related Parties) (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2015
Related Party Transaction [Line Items]
Total due from related parties	$ 37,283	$ 26,775	$ 8,284
Blue River [Member]
Related Party Transaction [Line Items]
Total due from related parties			3,284
Advesa [Member]
Related Party Transaction [Line Items]
Total due from related parties	35,083	21,755
CRD [Member]
Related Party Transaction [Line Items]
Total due from related parties	37,283	$ 5,000	$ 5,000	$ 5,000
Employees [Member]
Related Party Transaction [Line Items]
Total due from related parties	$ 2,200